AXP(SM)
                                                                   Intermediate
                                                                Tax-Exempt Fund
                                                         2000 SEMIANNUAL REPORT



American
  Express(R)
 Funds

(icon of) padlock

AXPIntermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.


                                                                    AMERICAN
                                                                       EXPRESS
                                                                    (R)

Why Suffer From a `Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.





CONTENTS
From the Chairman........................3
From the Portfolio Manager...............3
Fund Facts...............................5
The 10 Largest Holdings..................6
Financial Statements.....................7
Notes to Financial Statements...........10
Investments in Securities...............17

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of)Terry Fittig
Terry Fittig
Portfolio Manager

From the Portfolio Manager
AXP Intermediate Tax-Exempt Fund's interest income was little changed over the past six months, although a rise in interest rates penalized its overall performance. For the first half of the fiscal year -- December 1999 through May 2000 -- the total return (excluding the sales charge) for the Fund's Class A shares was 0.82%.

Despite ongoing reports of generally low inflation, a continuation of strong economic growth in the U.S. kept fixed-income investors on edge throughout the period. Their concern about potentially higher inflation was reinforced by the Federal Reserve, which raised short-term interest rates three times during the period -- in February, March and May.

RATES UP, PRICES DOWN
The result was higher intermediate-term interest rates and lower bond prices. While the trend did drag down the Fund's net asset value, because of the rise in interest rates, the Fund was able to add some new, higher-yielding issues that ultimately enhanced its income payments to shareholders.

Looking at other factors, demand for municipal bonds was down, a condition that was reflected by weak cash flows into municipal bond mutual funds. Fortunately, the supply of new bonds also declined, mitigating the downturn in demand.

As for the structure of the portfolio, because I expected interest rates to move up, I kept a shorter-than-normal duration. (Duration, a function of the average maturity of the bonds in the portfolio, affects how sensitive the Fund's value is to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.) As a result, the decline in the net asset value was smaller than it might have been.

With the second half of the fiscal year underway, it appears that the economy continues to have considerable strength. Therefore, unless we soon see signs of a meaningful slowdown, I think the Federal Reserve is likely to push interest rates somewhat higher to reduce the risk of a run-up in inflation. Given that outlook, I plan, at least for the near term, to stay with the conservative investment approach -- a relatively short duration and an emphasis on higher-quality bonds -- that I employed during recent months.

Terry Fettig




Fund Facts

 Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.97
Nov. 30, 1999                                                                     $5.02
Decrease                                                                          $0.05

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.09
From capital gains                                                                $ --
Total distributions                                                               $0.09
Total return*                                                                     +0.82%**

 Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.96
Nov. 30, 1999                                                                     $5.02
Decrease                                                                          $0.06

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.07
From capital gains                                                                $ --
Total distributions                                                               $0.07
Total return*                                                                     +0.24%**

 Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.95
Nov. 30, 1999                                                                     $5.01
Decrease                                                                          $0.06

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.10
From capital gains                                                                $ --
Total distributions                                                               $0.10
Total return*                                                                     +0.73%**
 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

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

The 10 Largest Holdings

                                                                 Percent               Value
                                                            (of net assets)      (as of May 31, 2000)
New York City Pre-refunded General Obligation Bonds
Series 1992C-1
 7.50% 2019                                                      2.46%                  $1,066,669

Clark County Nevada Sanitation District
Pre-refunded General Obligation Sewer Bonds
Series 1993A
 6.75% 2009                                                      2.40                    1,043,990

Washington State Refunded General Obligation Bonds
Series 1991B
 6.70% 2016                                                      2.35                    1,019,470

Indiana State Bank Refunding Revenue Bonds
Series 2000A
 5.50% 2002                                                      2.31                    1,004,860

Wisconsin State Pre-refunded General Obligation Revenue Bonds
Series 1993A
 5.20% 2006                                                      2.31                    1,004,160

District of Columbia University Revenue Bonds
George Washington University Series 1999A
 5.25% 2003                                                      2.31                    1,002,310

Michigan State Building Authority Lease Revenue Bonds
Series 1997II
 5.00% 2001                                                      2.31                    1,002,079

Du Page & Will Counties Illinois Community School District 204
General Obligation Refunding Bonds Indian Prairie
 4.95% 2001                                                      2.30                    1,000,210

Columbus Ohio General Obligation Bonds Series 1999-2
 5.00% 2003                                                      2.30                      999,700

Montgomery County Maryland General Obligation Bonds
Series 1998A
 4.88% 2003                                                      2.30                      996,870

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 23.35% of net assets

Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

May 31, 2000 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $43,559,277)                                                  $42,798,363
Accrued interest receivable                                                           617,765
Receivable for investment securities sold                                              76,838
                                                                                       ------
Total assets                                                                       43,492,966

 Liabilities
Dividends payable to shareholders                                                      30,032
Disbursement in excess of cash on demand deposit                                       13,822
Accrued investment management services fee                                                528
Accrued distribution fee                                                                  492
Accrued transfer agency fee                                                                67
Accrued administrative services fee                                                        47
Other accrued expenses                                                                 37,934
                                                                                       ------
Total liabilities                                                                      82,922
                                                                                       ------
Net assets applicable to outstanding capital stock                                $43,410,044
                                                                                  ===========

 Represented by
Capital stock-- $.01 par value (Note 1)                                           $    87,426
Additional paid-in capital                                                         44,122,007
Excess of distributions over net investment income                                         (4)
Accumulated net realized gain (loss)                                                  (38,471)
Unrealized appreciation (depreciation) on investments                                (760,914)
                                                                                     --------
Total -- representing net assets applicable to outstanding capital stock          $43,410,044
                                                                                  ===========
Net assets applicable to outstanding shares:             Class A                  $33,666,926
                                                         Class B                  $ 9,741,984
                                                         Class Y                  $     1,134
Net asset value per share of outstanding capital stock:  Class A shares 6,780,214 $      4.97
                                                         Class B shares 1,962,158 $      4.96
                                                         Class Y shares       229 $      4.95

See accompanying notes to financial statements.

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

Statement of operations
AXP Intermediate Tax-Exempt Fund

Six months ended May 31, 2000 (Unaudited)

Investment income
Income:

Interest                                                                     $1,079,834
                                                                             ----------
Expenses (Note 2): Investment management services fee                           105,750
Distribution fee
   Class A                                                                       46,446
   Class B                                                                       49,211
Transfer agency fee                                                              11,566
Incremental transfer agency fee
   Class A                                                                          953
   Class B                                                                          552
Administrative services fees and expenses                                         8,860
Compensation of board members                                                     3,901
Custodian fees                                                                    3,820
Printing and postage                                                              1,212
Registration fees                                                                22,726
Audit fees                                                                        7,375
Other                                                                               410
                                                                                    ---
Total expenses                                                                  262,782
   Earnings credits on cash balances (Note 2)                                    (1,579)
                                                                                 ------
Total net expenses                                                              261,203
                                                                                -------
Investment income (loss) -- net                                                 818,631
                                                                                -------

 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                      (16,776)
Net change in unrealized appreciation (depreciation) on investments            (495,930)
                                                                               --------
Net gain (loss) on investments                                                 (512,706)
                                                                               --------
Net increase (decrease) in net assets resulting from operations              $  305,925
                                                                             ==========

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund

                                                          May 31, 2000     Nov. 30, 1999
                                                        Six months ended    Year ended
                                                          (Unaudited)
Operations and distributions
Investment income (loss)-- net                         $     818,631      $   1,147,211
Net realized gain (loss) on security transactions            (16,776)            16,737
Net change in unrealized appreciation (depreciation)
on investments                                              (495,930)          (771,094)
                                                            --------           --------
Net increase (decrease) in net assets
resulting from operations                                    305,925            392,854
                                                             -------            -------
Distributions to shareholders from:
   Net investment income
      Class A                                               (677,147)          (911,802)
      Class B                                               (142,236)          (237,666)
      Class Y                                                    (22)               (44)
                                                                 ---                ---
Total distributions                                         (819,405)        (1,149,512)
                                                            --------         ----------

 Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                28,868,566         23,083,141
   Class B shares                                          4,159,607          5,504,477
Reinvestment of distributions at net asset value
   Class A shares                                            532,095            686,510
   Class B shares                                            121,044            213,690
   Class Y shares                                                 22                 44
Payments for redemptions
   Class A shares                                        (24,237,391)       (14,944,355)
   Class B shares (Note 2)                                (3,375,893)        (3,608,039)
                                                          ----------         ----------
Increase (decrease) in net assets from capital
share transactions                                         6,068,050         10,935,468
                                                           =========         ==========
Total increase (decrease) in net assets                    5,554,570         10,178,810
Net assets at beginning of period                         37,855,474         27,676,664
                                                          ==========         ==========

Net assets at end of period                             $ 43,410,044       $ 37,855,474
                                                        ============       ============
Undistributed (excess of distributions over)
net investment income                                   $         (4)      $        770

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund
(Unaudited as to May 31, 2000)


1. SUMMARY OF SIGNIFICANT  ACCOUNTING POLICIES
AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class C shares which may be subject to a CDSC will be offered effective June 26, 2000.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $101,567 for Class A and $12,332 for Class B for the six months ended May 31, 2000.

During the six months ended May 31, 2000, the Fund's custodian and transfer agency fees were reduced by $1,579 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,382,386 and $3,571,517, respectively, for the six months ended May 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended May 31, 2000
                                         Class A      Class B     Class Y
Sold                                    5,772,606     833,154       --
Issued for reinvested distributions       106,749      24,291        4
Redeemed                               (4,858,059)   (677,089)      --
                                       ----------    --------    --------
Net increase (decrease)                 1,021,296     180,356        4

                                            Year ended Nov. 30, 1999
                                         Class A      Class B     Class Y
Sold                                    4,539,072   1,080,474       --
Issued for reinvested distributions       135,012      42,053        9
Redeemed                               (2,934,808)   (707,032)      --
                                       ----------    --------    --------
Net increase (decrease)                 1,739,276     415,495        9

5. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $21,695 as of Nov. 30, 1999, that if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for the Fund until its capital loss carryover has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2000.

7. Financial Highlights
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Nov. 30,
Per share income and capital changesa

                                                          Class A

                                       2000b      1999      1998       1997      1996c

Net asset value, beginning of period   $5.02     $5.14     $5.09      $5.04      $5.00

Income from investment operations:

Net investment income (loss)             .09       .19       .19        .18         --

Net gains (losses)
(both realized and unrealized)          (.05)     (.12)      .05        .05        .04

Total from investment operations         .04       .07       .24        .23        .04

Less distributions:

Dividends from net investment income    (.09)     (.19)     (.19)      (.18)        --

Net asset value, end of period         $4.97     $5.02     $5.14      $5.09      $5.04


Ratios/supplemental data

Net assets, end of period
(in millions)                            $34       $29       $21        $17         $2

Ratio of expenses to average
daily net assetsd                       .96%f     .90%e     .92%e      .93%e      .90%e,f

Ratio of net investment income (loss)
to average daily net assets            3.63%f    3.78%     3.76%      3.60%      3.19%f

Portfolio turnover rate
(excluding short-term securities)         9%        9%        7%        24%        --%
Total returng                           .82%     1.44%     4.85%      4.44%       .96%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended May 31, 2000 (Unaudited).
c Inception date was Nov. 13, 1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses would have been 1.02%, 0.96%, 1.49% and 48.94%, for the periods ended 1999, 1998, 1997, and 1996, respectively.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.

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

Fiscal period ended Nov. 30,

 Per share income and capital changesa

                                                Class B                             Class Y

                                   2000b  1999   1998   1997   1996c      2000b  1999  1998  1997  1996c

Net asset value,
beginning of period                $5.02  $5.14  $5.09  $5.04  $5.00      $5.01  $5.13 $5.09 $5.04 $5.00

Income from investment operations:

Net investment
income (loss)                        .07    .15    .15    .14     --        .10    .21   .19   .18    --

Net gains (losses) (both
realized and unrealized)            (.06)  (.12)   .05    .05    .04       (.06)  (.12)  .05   .05   .04

Total from investment
operations                           .01    .03    .20    .19    .04        .04    .09   .24   .23   .04

Less distributions:
Dividends from net
investment income                   (.07)  (.15)  (.15)  (.14)    --       (.10)  (.21) (.20) (.18)   --

Net asset value,
end of period                      $4.96  $5.02  $5.14  $5.09  $5.04      $4.95  $5.01 $5.13 $5.09 $5.04


Ratios/supplemental data

Net assets, end of period
(in millions)                        $10     $9     $7     $6    $--        $--    $--   $--   $--   $--

Ratio of expenses to
average daily net assetsd          1.71%f 1.65%e 1.67%e 1.68%e 1.66%e,f    .85%f  .80%e .78%e .80%e  73%e,f

Ratio of net investment
income (loss) to average
daily net assets                   2.88%f 3.02%  3.01%  2.87%  2.04%f     3.64%f 4.03% 3.83% 3.84% 2.32%f

Portfolio turnover rate
(excluding short-term  securities)    9%     9%     7%    24%    --%         9%     9%    7%   24%   --%

Total returng                       .24%   .69%  4.07%  3.67%   .92%       .73%  1.59% 4.78% 4.57%  .97%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended May 31, 2000 (Unaudited).
c Inception date was Nov. 13, 1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses would have been 1.78%, 1.71%, 2.17% and 55.07% for Class B and 0.94%,
  0.88%,  1.70% and 83.81% for Class Y for the  periods  ended 1999, 1998,
  1997, and 1996, respectively.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Intermediate Tax-Exempt Fund
May 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.2%)
Name of issuer and                            Coupon         Principal            Value(a)
title of issue(b,c)                            rate            amount

Alabama (0.9%)
Special Care Facilities Finance Authority
   Revenue Bonds
   Lanier Memorial Hospital
   Series 1997A
      11-01-01                                 5.50%        $390,000           $388,315

Alaska (2.1%)
Anchorage Unlimited Tax General Obligation Bonds
   Series 1992 (MBIA Insured)
      08-01-01                                 5.85          425,000            429,854
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-02                                 5.00          480,000            471,350
Total                                                                           901,204

California (2.1%)
Lake Elsinore School Financing Authority
   Revenue Bonds Series 1997
      09-01-02                                 5.10          205,000            203,065
      09-01-03                                 5.20          220,000            217,270
Long Beach Harbor Revenue Bonds Series 1993 A.M.T.
      05-15-02                                 4.50          500,000            497,130
Total                                                                           917,465

Colorado (4.3%)
Arapahoe County School District 5 Cherry Creek
   General Obligation Bonds Series 1999
      12-15-03                                 4.50        1,000,000            976,990
Arvada Urban Renewal Authority
   Tax Allocation Refunding Revenue Bonds
   Series 1997A (MBIA Insured)
      09-01-02                                 5.25          200,000            200,824
Denver City & County Airport Revenue Bonds
Series 1996 (MBIA Insured) A.M.T.
      11-15-00                                 4.80          500,000            500,030
Highlands Ranch District 3 Douglas County
   (ACA Insured)
      12-01-01                                 4.30          200,000            196,964
Total                                                                         1,874,808

District of Columbia (3.4%)
District of Columbia University Revenue Bonds
   George Washington University
   Series 1999A (MBIA Insured)
      09-15-03                                 5.25        1,000,000          1,002,310
Fixed Rate Revenue Bonds
   National Academy of Sciences
   Series 1999A (AMBAC Insured)
      01-01-05                                 4.00          500,000            462,120
Total                                                                         1,464,430

Florida (6.7%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 2000
      05-01-07                                 6.50          655,000            647,081
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                                 6.30          300,000            299,874
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
      11-01-03                                 5.40          315,000            304,750
Hillsborough County Industrial Development Authority
   Health Facilities Revenue Bonds
   University Community Hospital Series 1999A
      08-15-03                                 4.50          500,000            479,210
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                                 7.30          200,000            190,314
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                                 6.25          400,000            394,012
State Ports Financing  Commission Port District
   Revenue Bonds Series 1996 (MBIA
   Insured) A.M.T.
      06-01-03                                  4.60         100,000             98,418
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998B
      05-01-08                                 5.70          500,000            472,270
Total                                                                         2,885,929

Georgia (0.6%)
Clarke County Hospital Authority Hospital
   Revenue Certificates Series 1996 (MBIA Insured)
      01-01-01                                 5.00          150,000            150,327
Dalton Development Authority Revenue Certificates
   Series 1996 (MBIA Insured)
      08-15-04                                 4.63          125,000            121,848
Total                                                                           272,175

Hawaii (0.4%)
State Housing Finance & Development
   Single Family Mortgage Revenue Bonds
   Series 1998A A.M.T.
      07-01-01                                 4.25          195,000            193,684

Illinois (6.6%)
Chicago Unlimited Tax General Obligation
   Refunding Bonds Series 1996B (FGIC Insured)
      01-01-02                                 6.00          520,000            527,082
Du Page & Will Counties Community School District 204
   General Obligation Refunding Bonds Indian Prairie
   (FGIC Insured)
      12-30-01                                 4.95        1,000,000          1,000,210
Dundee Township Open Space General Obligation Bonds
   Series 1997 (FSA Insured)
      12-01-02                                 4.40          250,000            244,260
Health Facility Authority Nursing Home
   Refunding Revenue Bonds
   Covenant Retirement Communities Series 1998
      12-01-00                                 4.20          415,000            412,838
McDonough County Hospital District
   Hospital Facility Refunding Revenue Bonds
   Series 1998
      07-01-01                                 4.35          200,000            197,132
North Chicago Unlimited General Obligation
   Refunding Bonds Series 1996 (FGIC Insured)
      01-01-01                                 4.60          200,000            199,970
State Educational Facilities Authority Revenue Bonds
   Lewis University Series 1996
      10-01-03                                 5.10          140,000            136,685
State Health Facilities Authority Hospital
   Refunding Revenue Bonds Series 1996A
      08-15-03                                 5.00          125,000            122,996
Total                                                                         2,841,173

Indiana (2.6%)
State Bank Refunding Revenue Bonds Series 2000A
      02-01-02                                 5.50        1,000,000          1,004,860
State Transportation Finance Authority Airport
   Facility Lease Refunding Revenue Bonds
   Series 1996A (AMBAC Insured)
      11-01-03                                 4.50          125,000            121,755
Total                                                                         1,126,615

Kansas (0.5%)
State Development Finance Authority
   Health Facilities Revenue Bonds Hays Medical Center
   Series 1997B (MBIA Insured)
      11-15-00                                 5.00          200,000            200,374

Louisiana (1.0%)
Jefferson Parish Home Mortgage Authority Single Family
   Revenue Bonds Series 1997A
   (GNMA & FNMA Insured) A.M.T.
      06-01-07                                 4.90          130,000            126,105
State Public Facilities Authority College Revenue Bonds
   Series 1997
      02-01-03                                 5.10          100,000             99,796
State Unlimited Tax General Obligation
   Refunding Bonds Series 1996A
      08-01-02                                 6.00          200,000            203,878
Total                                                                           429,779

Maine (0.2%)
State Technical College System Certificates of Participation
   Series 1997 (MBIA Insured)
      01-01-02                                 4.80          100,000             99,551

Maryland (2.3%)
Montgomery County General Obligation Bonds
   Series 1998A
      05-01-03                                 4.88        1,000,000            996,870

Massachusetts (2.8%)
State Education Finance Authority
   Student Loan Refunding Revenue Bonds
   Issue E Series 1999A A.M.T.
      07-01-05                                 4.10          500,000            459,910
State Health & Education Facilities Authority
   Hospital Revenue Bonds
   Caritas Christi Obligation Group
   Series 1999A
      07-01-04                                 5.25          500,000            478,350
State Health & Education Facilities Authority
   Hospital Revenue Bonds
   Milford-Whitinsville Regional Hospital
   Series 1998C
      07-15-01                                 5.00          300,000            297,726
Total                                                                         1,235,986

Michigan (6.4%)
Chippewa County Finance Authority
   Hospital Refunding Revenue Bonds
   Chippewa County War Memorial Hospital
   Series 1997B
      11-01-01                                 4.75          200,000            197,552
Concord Academy Certificate of Participation Series 1998
      10-01-03                                 5.70          175,000            169,705
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
      04-01-04                                 5.70          145,000            140,272
Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998
      09-01-03                                 5.38          200,000            192,622
Livingston Developmental Agency
   Certificates of Participation Series 1999
      05-01-05                                 5.70          145,000            139,734
State Building Authority Lease Revenue Bonds
   Series 1997II
      10-15-01                                 5.00        1,000,000          1,002,079
State Hospital Finance Authority
   Refunding Revenue Bonds
   Chelsea Community Hospital
   Series 1998
      05-15-01                                 4.50          200,000            198,054
Summit Academy Certificates of Participation
   Junior High School Facility
   Series 1999
      09-01-04                                 5.70          260,000            250,723
Summit Academy Certificates of Participation
   Series 1998
      09-01-04                                 5.70          500,000            482,160
Total                                                                         2,772,901

Minnesota (4.1%)
Crow Finance Authority Tribal Purpose
   Revenue Bonds Series 1998
      10-01-02                                 5.00          315,000            312,452
Hastings Healthcare Tax-Exempt Nursing Home Revenue Bonds
   Regina Medical Center (ACA Insured)
      09-15-03                                 4.30          285,000            271,739
Metropolitan Council Pre-refunded General Obligation Bonds
   Series 1991D
      09-01-03                                 6.50          500,000            502,284
Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue Bonds
   Common Bond Fund Series 1997 A.M.T.
      06-01-00                                 5.10          215,000            215,004
State Higher Education Facilities Authority
   Mortgage Revenue Bonds
   Augsburg College Series 1999 4-Y
      10-01-04                                 4.40          250,000            236,080
      10-01-05                                 4.40          250,000            232,148
Total                                                                         1,769,707

Mississippi (0.7%)
Jackson Airport Authority Revenue Bonds
   (AMBAC Insured) A.M.T.
      12-01-01                                 6.25          135,000            137,225
      12-01-02                                 6.25          145,000            148,493
Total                                                                           285,718

Missouri (0.9%)
State Health & Educational Facilities Authority
   Hospital Revenue Bonds Series 1993A
      05-15-02                                 4.50          125,000            123,208
West Plains Industrial Development Authority
   Hospital Revenue Bonds
   Ozarks Medical Center
      11-15-01                                 4.60          290,000            284,321
Total                                                                           407,529

Nevada (2.6%)
Clark County Sanitation District
   Pre-refunded General Obligation Sewer Bonds
   Series 1993A (AMBAC Insured)
      07-01-09                                 6.75        1,000,000          1,043,990
Washoe County Limited General Obligation
   Refunding Bonds Series 1993B (AMBAC Insured)
      09-01-00                                 4.80          100,000            100,048
Total                                                                         1,144,038

New Hampshire (0.2%)
State Business Finance Authority Resource
   Recovery Revenue Bonds (MBIA Insured)
      07-01-01                                 4.65          100,000             99,775

New Mexico (2.9%)
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                                 6.38          600,000            595,404
Santa Fe County Lifecare Revenue Bonds
    El Castillo Retirement Series 1998A
      05-15-04                                 5.00          200,000            189,882
Santa Fe Educational Facilities College
   Improvement Refunding Revenue Bonds Series 1997
      10-01-03                                 5.20          235,000            230,972
      10-01-04                                 5.30          245,000            240,125
Total                                                                         1,256,383

New York (8.0%)
New York City Pre-refunded General Obligation Bonds
   Series 1992C-1
      08-01-19                                 7.50        1,000,000          1,066,669
New York City Unlimited General Obligation Bonds
   Series 1997G
      10-15-00                                 5.00          100,000            100,154
      08-01-02                                 5.00          300,000            296,592
      10-15-02                                 5.00          200,000            200,209
New York City Unlimited Tax General Obligation Bonds
   Series 1999F
      08-01-04                                 4.00          500,000            465,500
State Dormitory Authority Federal Housing
   Authority Insured Hospital Revenue Bonds
   Series 1996 (AMBAC Insured)
      02-01-01                                 5.00          125,000            125,258
State Dormitory Authority Health Care Revenue Bonds
   Mental Health Services Facilities Series 1997B
      08-15-02                                 5.00          500,000            497,285
State Environmental Facilities Corporation
   Special Obligation Lease Refunding Revenue Bonds
   Series 1996 (AMBAC Insured)
      04-01-01                                 4.60          200,000            199,988
State Mortgage Agency Single Family Housing
   Revenue Bonds Series 1998 A.M.T.
      04-01-01                                 4.15          500,000            497,519
Total                                                                         3,449,174

North Carolina (0.2%)
Union City Unlimited General Obligation Bonds
   Series 1996B (MBIA Insured)
      05-01-01                                 5.25          100,000            100,550

North Dakota (1.3%)
State Housing Finance Agency Home Mortgage Finance
   Revenue Bonds Single Family Housing
   Series 1998A A.M.T.
      01-01-01                                 4.20          195,000            194,261
      07-01-01                                 4.20          265,000            262,689
Ward County Health Care Facilities
   Revenue Bonds Series 1996A
      07-01-03                                 5.40          100,000             98,510
Total                                                                           555,460

Ohio (5.7%)
Akron Bath Copley Joint Township Hospital District
   Revenue Bonds Summa Hospital
   Series 1998A
      11-15-03                                 4.50          500,000            473,060
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25          215,000            214,755
Cleveland Cuyahoga County Port Authority
   Refunding Revenue Bonds
   Sub Rock & Roll Hall of Fame
      12-01-02                                 5.10          300,000            295,875
Columbus General Obligation Bonds Series 1999-2
      06-15-03                                 5.00        1,000,000            999,700
Portage County Hospital Revenue Bonds
   Robinson Memorial Hospital (AMBAC Insured)
      11-15-04                                 4.75          500,000            488,235
Total                                                                         2,471,625

Oregon (2.3%)
State Department of Administrative Services
   Lottery Revenue Bonds Series B (FSA Insured)
      04-01-03                                 4.40        1,000,000            977,210

Pennsylvania (3.7%)
Clarion County Hospital Authority
   Hospital Refunding Revenue Bonds
   Clarion Hospital Series 1997
      07-01-00                                 4.60          200,000            199,885
      07-01-01                                 4.75          200,000            197,862
Commonwealth of Pennsylvania Unlimited General
   Obligation Bonds 3rd Series 1993
      09-01-00                                 4.50          150,000            149,955
Cumberland County Municipal Authority
   Nursing Home Revenue Bonds Series 1996
      12-01-03                                 5.35          125,000            122,289
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Series 1997A
      01-01-01                                 5.30          500,000            498,120
State Higher Education Facilities Authority
   Revenue Bonds UPMC Health System
   Series 1999A
      08-01-05                                 4.05          500,000            456,780
Total                                                                         1,624,891

Rhode Island (0.5%)
State Refunding Certificates of Participation
   Series 1997 (MBIA Insured)
      10-01-02                                 4.70          200,000            198,032

South Dakota (0.8%)
Sioux Falls Health Facilities
   Hospital Revenue Bonds
   Evangelical Lutheran Good Samaritan Society
   Series 1998B (AMBAC Insured)
      06-01-01                                 4.45          200,000            199,056
Sioux Falls Sales Tax Revenue Bonds
   Series 1996A (AMBAC Insured)
      11-15-04                                 5.00          150,000            149,169
Total                                                                           348,225

Tennessee (1.1%)
Knox County Unlimited Tax General
   Obligation Bonds Series 1997
      02-01-03                                 4.45          500,000            489,990

Texas (6.3%)
Denison Hospital Authority Revenue Bonds Series 1997
      08-15-02                                 5.45          255,000            251,346
Grapevine-Colleyville Independent School District
   Refunding General Obligation Bonds
   (Permanent School Fund Guarantee) Series 1998
      08-15-03                                 4.75        1,000,000            986,799
Harris County Municipal Utilities District 196
   Water & Sewer Revenue Bonds Series 1998
      09-01-03                                 4.40          140,000            133,853
      09-01-05                                 4.50          155,000            146,545
Harris County Municipal Utilities District 230
   Unlimited Tax General Obligation Bonds Series 1999
      09-01-03                                 4.20          140,000            133,020
      09-01-04                                 4.30          150,000            140,685
      09-01-05                                 4.40          160,000            148,045
Houston Water & Sewer System Prior Lien
   Refunding Revenue Bonds Series 1992B (MBIA Insured)
      12-01-02                                 5.75          500,000            508,360
Webb County Certificates of Participation
   Series 1997A (Asset Guaranty)
      10-01-00                                 4.45          300,000            299,670
Total                                                                         2,748,323

Utah (0.8%)
Salt Lake City College Revenue Bonds
   Westminster College Series 1997
      10-01-00                                 4.50          185,000            184,608
Salt Lake City School District Unlimited General
   Obligation Bonds Series 1995A
      03-01-01                                 5.25          150,000            150,711
Total                                                                           335,319

Virginia (0.2%)
Chesapeake Individual Development Authority Public Facility
   Lease Revenue Bonds Series 1996 (MBIA Insured)
      06-01-03                                 4.80          100,000             99,000

Washington (5.0%)
Spokane County Airport Revenue Bonds
   Passenger Facilities Charge
   Series 1999A (AMBAC Insured)
      10-01-04                                 4.00          500,000            465,735
State Higher Education Facilities Authority
   Refunding Revenue Bonds
   University of Puget Sound
      10-01-01                                 5.00          200,000            199,782
State Housing Finance Commission
   Single Family Program Bonds
   (FNMA Insured) A.M.T.
      06-01-01                                 4.35          205,000            203,706
State Public Power Supply System Nuclear Project 3
   Refunding Revenue Bonds Series 1993B
      07-01-02                                 5.15          300,000            300,045
State Refunded General Obligation Bonds
   Series 1991B
      06-01-16                                 6.70        1,000,000          1,019,470
Total                                                                         2,188,738

West Virginia (0.2%)
State Facility Authority Community Building
   Series 1997A (MBIA Insured)
      07-01-02                                 5.00          100,000             99,957

Wisconsin (3.3%)
State Health & Educational Facilities Authority
   College Revenue Bonds
   Carroll College Series 1998
      10-01-00                                 4.30          200,000            199,500
State Health & Educational Facilities Authority
   Nursing Home Revenue Bonds
   St. John's Home of Milwaukee & Sunrise Care Center
   Series 1997
      12-15-01                                 4.70          100,000             98,642
State Health & Educational Facilities Authority
   Revenue Bonds Series 1996 (MBIA Insured)
      12-01-04                                 4.75          150,000            146,676
State Pre-refunded General Obligation Revenue Bonds
   Series 1993A
      05-01-06                                 5.20        1,000,000          1,004,160
Total                                                                         1,448,978

Wyoming (0.5%)
Teton County School District 1 Public Facilities
   Joint Powers Revenue Bonds (MBIA Insured)
      06-01-01                                 4.20          200,000            198,482

Total municipal bonds
(Cost: $41,659,277)                                                         $40,898,363

Municipal notes (4.4%)
Issuer(c,d)                                Effective         Amount             Value(a)
                                             yield         payable at
                                                            maturity

Cuyahoga County Ohio Economic Development
   Cleveland Orchard V.R.
      04-01-28                                 4.30%        $700,000           $700,000
Kemmerer Wyoming Pollution Control Revenue Bonds
   (Exxon) V.R.
      11-01-14                                 4.30          200,000            200,000
Maricopa County Pollution Control Revenue Bonds
   (Arizona Public Service) Series A
      05-01-29                                 4.35          200,000            200,000
Minneapolis St. Paul Housing and Redevelopment
   Children's Hospital V.R. Series B
      08-15-25                                 4.45          100,000            100,000
SweetWater Wyoming Pollution Control Revenue Bonds
   Idaho Power V.R. Series C
      07-15-26                                 4.35          100,000            100,000
University of Michigan Hospital Refunding
   Revenue Bonds V.R. Series 1992A
      12-01-19                                 4.35          100,000            100,000
University of Michigan Hospital Refunding
   Revenue Bonds V.R. Series 1995A
      12-01-27                                 4.35          500,000            500,000

Total municipal notes
(Cost: $1,900,000)                                                           $1,900,000

Total investments in securities
(Cost: $43,559,277)(e)                                                      $42,798,363

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA      --  ACA Financial Guaranty Corporation
AMBAC    --  American Municipal Bond Association Corporation
BIG      --  Bond Investors Guarantee
CGIC     --  Capital Guaranty Insurance Company
FGIC     --  Financial Guarantee Insurance Corporation
FHA      --  Federal Housing Authority
FNMA     --  Federal National Mortgage Association
FSA      --  Financial Security Assurance
GNMA     --  Government National Mortgage Association
MBIA     --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.   --  Alternative Minimum Tax -- As of May 31, 2000, the value of securities subject to alternative minimum tax represented 10.60%
             of net assets.
B.A.N.   --  Bond Anticipation Note
C.P.     --  Commercial Paper
R.A.N.   --  Revenue Anticipation Note
T.A.N.   --  Tax Anticipation Note
T.R.A.N. --  Tax & Revenue Anticipation Note
V.R.     --  Variable Rate
V.R.D.B. --  Variable Rate Demand Bond
V.R.D.N. --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(e) At May 31, 2000,  the cost of securities for federal income tax purposes was
approximately   $43,559,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $6,000
Unrealized depreciation                                          (767,000)
                                                                 --------
Net unrealized depreciation                                     $(761,000)

American
  Express(R)
 Funds
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                                                                   EXPRESS

AXP Intermediate Tax-Exempt Fund
200 AXP Financial Center
Minneapolis, MN  55474

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                                                                S-6324 E (7/00)
Distributed by American Express Financial Advisors Inc. Member NASD. American
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